Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of future lease payments under operating leases
2023	326
2024	312
2025	317
2026	219
Total future lease payments	1,174
Less imputed interest	(95)
Total lease liability balance	1,079

Schedule of weighted average lease term and weighted average discount rate
Operating leases weighted average remaining lease term (in years)	3.75
Operating leases weighted average discount rate	5%